Additional Information - Condensed Financial Statements of the Parent Company - Condensed balance sheets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	$ 16,845			¥ 109,916	$ 29,720	¥ 193,920	¥ 578,558	¥ 66,695
Time deposit	7,000			45,674		69,762
Non-current assets:
Other non-current assets	48			313		7,577
Total non-current assets	24,981			163,006		35,811
Current liabilities:
Other taxes payable	3,524			22,992		22,494
Total current liabilities	26,998			176,164		142,062
Non-current liabilities:
Other non-current liabilities	230			1,498		2,158
Total non-current liabilities	1,713			11,182		2,158
Stockholders' Equity Attributable to Parent [Abstract]
Treasury stock	(7,032)			(45,886)		(46,533)
Additional paid-in capital	187,177			1,221,339		1,187,577
Accumulated deficit	(135,126)			(881,700)		(718,666)
Accumulated other comprehensive income/(loss)	(890)			(5,805)		1,048
TOTAL SHAREHOLDERS' EQUITY	44,162			288,164		423,634
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	72,704			474,407		567,195
Class A ordinary shares
Stockholders' Equity Attributable to Parent [Abstract]
Ordinary shares	28			181		173
Class B ordinary shares
Stockholders' Equity Attributable to Parent [Abstract]
Ordinary shares	5			35		35
Reportable Legal Entities Member | Parent Company [Member]
Current assets:
Cash and cash equivalents	7,127			46,501		102,002
Time deposit	7,000			45,674		69,762
Prepayment and other current assets	(1,977)			(12,897)		104,572
Receivables due from subsidiaries, VIEs and subsidiaries of VIEs	18,319			119,533		110,348
Total current assets	30,469			198,811		386,684
Non-current assets:
Investments in subsidiaries, VIEs and subsidiaries of VIEs	14,937	¥ 97,465	¥ 46,087
Total non-current assets	14,937			97,465		46,087
TOTAL ASSETS	45,406			296,276		432,771
Current liabilities:
Other taxes payable	954			6,224		6,654
Other current liabilities	60			390		325
Total current liabilities	1,014			6,614		6,979
Non-current liabilities:
Other non-current liabilities	230			1,498		2,158
Total non-current liabilities	230			1,498		2,158
TOTAL LIABILITIES	1,244			8,112		9,137
Stockholders' Equity Attributable to Parent [Abstract]
Treasury stock	(7,032)			(45,886)		(46,533)
Additional paid-in capital	187,177			1,221,339		1,187,577
Accumulated deficit	(135,126)			(881,700)		(718,666)
Accumulated other comprehensive income/(loss)	(890)			(5,805)		1,048
TOTAL SHAREHOLDERS' EQUITY	44,162			288,164		423,634
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	45,406			296,276		432,771
Reportable Legal Entities Member | Class A ordinary shares | Parent Company [Member]
Stockholders' Equity Attributable to Parent [Abstract]
Ordinary shares	28			181		173
Reportable Legal Entities Member | Class B ordinary shares | Parent Company [Member]
Stockholders' Equity Attributable to Parent [Abstract]
Ordinary shares	$ 5			¥ 35		¥ 35